CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities
Net income (loss)	¥ 65,350	$ 9,504	¥ 93,240	¥ 16,259
Adjustment to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,270	330	1,680	1,222
Inventory write-down	1,059	154	81	1,658
Share-based compensation	116,611	16,960	5,821	10,578
Deferred income tax benefits	(2,186)	(318)	(801)	(2,247)
Investment loss	364	53
Changes in operating assets and liabilities:
Accounts receivable from third parties	(107,370)	(15,616)	(4,348)
Accounts receivable from a related party	(11,436)	(1,663)	(204,527)	(33,084)
Inventories	(182,342)	(26,521)	(26,577)	(3,267)
Prepaid expenses and other current assets	(23,607)	(3,433)	(8,745)	(7,408)
Other receivables from related parties	(87,384)	(12,709)	(25,771)	847
Amounts due to related parties	4,005	583	1,179	(66)
Accounts and notes payable	256,838	37,356	218,614	12,111
Advances from customers	59,297	8,624	19,312	7,702
Income tax payables	(1,413)	(206)	11,612
Accrued expenses and other liabilities	132,213	19,230	43,136	11,194
Net cash provided by operating activities	222,269	32,328	123,906	15,499
Cash flows from investing activities
Cash received from loan repayment from a related party	31,441	4,573
Purchase of equipment	(13,505)	(1,964)	(1,234)	(1,609)
Purchase of non-current assets	(216)	(31)
Purchase of intangible assets	(184)	(27)
Purchase of short-term investments	(238,714)	(34,720)
Maturity of a short-term investment	69,357	10,088
Net cash used in investing activities	(151,821)	(22,081)	(1,234)	(1,609)
Cash flows from financing activities
Repayment of debt to a related party	(31,900)	(4,640)
Cash received from shareholders	2,705	393	2,671
Net proceeds from issuance of ordinary shares upon IPO	636,170	92,527
Capital injection in a subsidiary from non-controlling shareholder	3,000	436
Cash paid to a related party	(5,000)	(727)
Proceeds received from issuance of Series A Preferred Shares	0	0		12,999
Net cash provided by financing activities	604,975	87,989	2,671	12,999
Effect of exchange rate changes on cash and cash equivalents	14,473	2,105	(2,321)	2,913
Net increase in cash and cash equivalents and restricted cash	689,896	100,341	123,022	29,802
Cash and cash equivalents at the beginning of the year	279,952	40,718	156,930	127,128
Cash and cash equivalents and restricted cash at the end of the year	969,848	141,059	279,952	156,930
Cash and cash equivalents at the end of the year	940,298	136,761	279,952	156,930
Restricted cash at the end of the year	29,550	4,298	0
Supplemental disclosures of cash flow information:
Cash paid for income tax	(27,660)	(4,023)	(3,907)
Cash paid for interest expense	(768)	(112)	(1,785)	(1,790)
Acquisition of equipment in form of other payable	¥ 430	$ 63	¥ 54	¥ 35